UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                            USAA SHORT-TERM BOND Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48482-0608                                    (C)2008, USAA. All rights reserved
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                     of INVESTMENTS (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (32.5%)

               CONSUMER DISCRETIONARY (1.2%)
               -----------------------------
               BROADCASTING & CABLE TV (0.5%)
$  1,000       Cox Enterprises, Inc. (a)                    7.38%         6/15/2009  $         1,024
   2,000       Liberty Media Corp.                          7.88          7/15/2009            2,029
                                                                                     ---------------
                                                                                               3,053
                                                                                     ---------------
               GENERAL MERCHANDISE STORES (0.4%)
   2,000       Target Corp.                                 5.13          1/15/2013            2,035
                                                                                     ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
   2,000       Home Depot, Inc.                             5.20          3/01/2011            1,990
                                                                                     ---------------
               Total Consumer Discretionary                                                    7,078
                                                                                     ---------------

               CONSUMER STAPLES (1.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
   3,000       Cargill, Inc. (a)                            5.20          1/22/2013            2,998
                                                                                     ---------------
               FOOD RETAIL (0.2%)
   1,000       Kroger Co.                                   8.05          2/01/2010            1,057
                                                                                     ---------------
               PACKAGED FOODS & MEAT (0.3%)
   1,000       Kraft Foods, Inc.                            4.00         10/01/2008              999
   1,000       Kraft Foods, Inc.                            4.13         11/12/2009              996
                                                                                     ---------------
                                                                                               1,995
                                                                                     ---------------
               Total Consumer Staples                                                          6,050
                                                                                     ---------------

               ENERGY (3.4%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
   1,425       Louisiana Land and Exploration Co.           7.63          4/15/2013            1,595
                                                                                     ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
   3,000       Seacor Holdings, Inc.                        7.20          9/15/2009            3,112
                                                                                     ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   2,000       Southwestern Energy Co.                      7.63          5/01/2027            2,082
   1,000       XTO Energy, Inc.                             4.63          6/15/2013              987
                                                                                     ---------------
                                                                                               3,069
                                                                                     ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
   1,105       Teppco Partners, LP                          6.13          2/01/2013            1,110
                                                                                     ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.9%)
   2,000       NGPL PipeCo, LLC                             6.51         12/15/2012            2,062
   5,000       Rockies Express Pipeline, LLC (a)            5.78(b)       8/20/2009            5,003
   1,000       Teppco Partners, LP                          5.90          4/15/2013            1,009
   3,000       Tortoise Energy Infrastructure Corp. (c)     7.00          7/15/2044            3,000
                                                                                     ---------------
                                                                                              11,074
                                                                                     ---------------
               Total Energy                                                                   19,960
                                                                                     ---------------

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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------

               FINANCIALS (14.7%)
               ------------------
               CONSUMER FINANCE (0.9%)
$  2,295       ERAC USA Finance Co. (a)                     7.35%         6/15/2008   $        2,304
   3,000       SLM Corp.                                    5.66 (b)      6/01/2009            2,916
                                                                                     ---------------
                                                                                               5,220
                                                                                     ---------------
               DIVERSIFIED BANKS (1.3%)
   2,000       American Express Centurion Bank              5.55         10/17/2012            2,004
   2,170       First Tennessee Bank, N.A.                   4.63          5/15/2013            1,959
   1,000       Royal Bank of Scotland Group plc             9.12                  -(d)         1,011
   2,000       SB Treasury Co., LLC (a)                     9.40                  -(d)         2,015
     545       U.S. Central Credit Union                    2.70          9/30/2009              546
                                                                                     ---------------
                                                                                               7,535
                                                                                     ---------------
               LIFE & HEALTH INSURANCE (1.9%)
   2,000       Genworth Life Institutional Funding Trust
                 (a),(e),(f)                                5.88          5/03/2013            1,999
   2,000       MetLife Global Funding I (a)                 5.75          7/25/2011            2,098
   1,000       MetLife Global Funding I (a)                 5.13          4/10/2013            1,001
   2,000       Principal Financial Group                    5.15          9/30/2011            2,043
   2,000       Principal Life Income Fundings Trust         5.30         12/14/2012            2,025
   2,000       Prudential Financial, Inc.                   5.15          1/15/2013            1,987
                                                                                     ---------------
                                                                                              11,153
                                                                                     ---------------
               MULTI-LINE INSURANCE (1.0%)
   3,000       Genworth Global Funding Trust                5.20         10/08/2010            3,021
   3,000       MassMutual Global Funding II (a)             3.32 (b)     11/06/2009            2,987
                                                                                     ---------------
                                                                                               6,008
                                                                                     ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   3,000       Citigroup, Inc.                              4.25          7/29/2009            2,990
   2,000       Citigroup, Inc.                              5.30         10/17/2012            1,989
   2,000       ZFS Finance USA Trust IV (a)                 5.88          5/09/2032            1,841
                                                                                     ---------------
                                                                                               6,820
                                                                                     ---------------
               PROPERTY & CASUALTY INSURANCE (2.0%)
   2,000       Allstate Life Global Funding Trust           5.38          4/30/2013            2,032
   5,000       Berkshire Hathaway Finance Corp. (g)         4.20         12/15/2010            5,083
   2,363       Kern River Funding Corp. (a)                 6.68          7/31/2016            2,483
   2,000       Markel Corp.                                 7.00          5/15/2008            2,001
                                                                                     ---------------
                                                                                              11,599
                                                                                     ---------------
               REGIONAL BANKS (1.5%)
   2,000       Chittenden Corp.                             5.80          2/14/2017            1,989
   2,000       Cullen/Frost Bankers, Inc.                   5.75          2/15/2017            2,044
   1,000       Greenpoint Financial Corp.                   3.20          6/06/2008              998
   2,000       M&I Marshall & Ilsley Bank                   5.15          2/22/2012            1,988
   2,000       Susquehanna Bancshares, Inc.                 4.75          5/01/2014            2,005
                                                                                     ---------------
                                                                                               9,024
                                                                                     ---------------
               REITS - INDUSTRIAL (0.5%)
   1,000       AMB Property, LP                             6.30          6/01/2013            1,009
   2,000       ProLogis Trust                               5.50          4/01/2012            1,957
                                                                                     ---------------
                                                                                               2,966
                                                                                     ---------------

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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
               REITS - OFFICE (1.0%)
$  2,000       Brandywine Operating Partnership, LP         4.50%        11/01/2009   $        1,935
   2,000       Duke Realty Ltd.                             5.63          8/15/2011            1,927
   2,000       Duke Realty, LP                              6.80          2/12/2009            2,015
                                                                                     ---------------
                                                                                               5,877
                                                                                     ---------------
               REITS - RESIDENTIAL (1.5%)
   2,000       AvalonBay Communities, Inc.                  6.63          9/15/2011            2,056
   1,000       AvalonBay Communities, Inc.                  5.50          1/15/2012              993
   3,000       ERP Operating, LP                            4.75          6/15/2009            2,987
   1,000       ERP Operating, LP                            6.63          3/15/2012            1,016
   2,000       United Dominion Realty Trust, Inc.           6.50          6/15/2009            2,024
                                                                                     ---------------
                                                                                               9,076
                                                                                     ---------------
               REITS - RETAIL (0.7%)
   2,000       Developers Diversified Realty Corp.          3.88          1/30/2009            1,971
   2,000       Simon Property Group, LP                     5.60          9/01/2011            2,008
                                                                                     ---------------
                                                                                               3,979
                                                                                     ---------------
               REITS - SPECIALIZED (0.3%)
   1,000       Health Care Property Investors, Inc.         5.95          9/15/2011              972
   1,000       Nationwide Health Properties, Inc.           6.90         10/01/2037            1,090
                                                                                     ---------------
                                                                                               2,062
                                                                                     ---------------
               THRIFTS & MORTGAGE FINANCE (1.0%)
   2,255       Independence Community Bank Corp.            3.75          4/01/2014            1,930
   2,000       Roslyn Bancorp, Inc.                         7.50         12/01/2008            2,040
   2,000       World Savings Bank Federal Savings Bank      4.13         12/15/2009            2,021
                                                                                     ---------------
                                                                                               5,991
                                                                                     ---------------
               Total Financials                                                               87,310
                                                                                     ---------------

               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
   2,000       Abbott Laboratories                          5.15         11/30/2012            2,078
                                                                                     ---------------

               INDUSTRIALS (1.7%)
               ------------------
               BUILDING PRODUCTS (0.2%)
   1,000       CRH America, Inc.                            5.63          9/30/2011              986
                                                                                     ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   1,000       Caterpillar Financial Services Corp.         4.85         12/07/2012            1,014
   3,000       John Deere Capital Corp.                     3.12 (b)      6/10/2008            2,998
                                                                                     ---------------
                                                                                               4,012
                                                                                     ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
   5,000       General Electric Capital Corp. (g)           4.13          9/01/2009            5,056
                                                                                     ---------------
               Total Industrials                                                              10,054
                                                                                     ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               COMPUTER HARDWARE (0.2%)
   1,000       Hewlett Packard Co.                          4.50          3/01/2013            1,009
                                                                                     ---------------
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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
$  1,000       Computer Sciences Corp. (a)                  5.50%         3/15/2013   $        1,006
                                                                                     ---------------
               Total Information Technology                                                    2,015
                                                                                     ---------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
   1,000       E. I. du Pont de Nemours and Co.             5.00          1/15/2013            1,021
                                                                                     ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   1,000       Verizon Communications, Inc.                 5.25          4/15/2013            1,022
                                                                                     ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   2,000       US Unwired, Inc.                            10.00          6/15/2012            1,895
                                                                                     ---------------
               Total Telecommunication Services                                                2,917
                                                                                     ---------------

               UTILITIES (9.2%)
               ----------------
               ELECTRIC UTILITIES (5.9%)
   2,000       Alabama Power Co.                            3.28 (b)      8/25/2009            1,993
   1,399       Cedar Brakes II, LLC (a)                     9.88          9/01/2013            1,557
   2,000       Cincinnati Gas & Electric Co.                5.70          9/15/2012            2,065
   1,367       Consumers Energy Co.                         4.00          5/15/2010            1,359
   2,145       Detroit Edison Co.                           6.13         10/01/2010            2,248
   2,000       Entergy Gulf States, Inc.                    6.00         12/01/2012            2,001
   3,000       Entergy Louisiana, Inc.                      5.83         11/01/2010            2,993
   2,000       FPL Group Capital, Inc.                      5.63          9/01/2011            2,080
   2,000       ITC Holdings Corp. (a)                       5.25          7/15/2013            1,985
   2,000       Northern States Power Co.                    8.00          8/28/2012            2,262
   1,444       Oglethorpe Power Corp.                       6.97          6/30/2011            1,511
   2,000       PacifiCorp                                   6.90         11/15/2011            2,161
   2,000       Pepco Holdings, Inc.                         4.00          5/15/2010            1,981
   1,347       Power Contract Financing (a)                 6.26          2/01/2010            1,372
   2,000       PPL Capital Funding, Inc.                    4.33          3/01/2009            2,002
   3,880       Public Service Co. of Colorado               4.38         10/01/2008            3,884
   1,800       Public Service Electric & Gas Co. (INS)      6.38          5/01/2008            1,802
                                                                                     ---------------
                                                                                              35,256
                                                                                     ---------------
               GAS UTILITIES (1.6%)
   2,000       AGL Capital Corp.                            7.13          1/14/2011            2,115
   3,000       Atmos Energy Corp.                           4.00         10/15/2009            2,965
   1,000       Energy Transfer Partners, LP                 6.00          7/01/2013            1,019
   2,000       Kinder Morgan Energy Partners, LP            6.75          3/15/2011            2,086
   1,000       ONEOK Partners, LP                           5.90          4/01/2012            1,019
                                                                                     ---------------
                                                                                               9,204
                                                                                     ---------------
               MULTI-UTILITIES (1.7%)
   2,000       CenterPoint Energy Houston Electric, LLC     5.70          3/15/2013            2,058
   2,100       CenterPoint Energy, Inc.                     5.88          6/01/2008            2,101
   1,000       CenterPoint Energy, Inc.                     7.25          9/01/2010            1,040
   1,000       Energy East Corp.                            6.75          6/15/2012            1,050
   2,000       Nisource Finance Corp.                       7.88         11/15/2010            2,104

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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
$  2,000       Puget Sound Energy, Inc.                     3.36%         6/01/2008   $        1,999
                                                                                     ---------------
                                                                                              10,352
                                                                                     ---------------
               Total Utilities                                                                54,812
                                                                                     ---------------
               Total Corporate Obligations (cost: $192,660)                                  193,295
                                                                                     ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (4.2%)

               ENERGY (0.8%)
               -------------
               INTEGRATED OIL & GAS (0.7%)
   3,721       PEMEX Finance Ltd.                           9.03          2/15/2011            3,973
                                                                                      --------------
               OIL & GAS DRILLING (0.1%)
     602       Delek & Avner-Yam Tethys Ltd. (a)            4.34 (b)      8/01/2013              601
                                                                                     ---------------
               Total Energy                                                                    4,574
                                                                                     ---------------

               FINANCIALS (3.1%)
               -----------------
               DIVERSIFIED BANKS (2.2%)
   3,000       ANZ Capital Trust I (a)                      4.48                  -(d)         2,825
   3,000       Barclays Bank plc (a)                        7.38                  -(d)         2,904
   2,000       DnB Holding ASA (a)                          7.73                  -(d)         1,984
   2,000       HSBC Capital Funding, LP (a)                 9.55                  -(d)         2,085
   3,000       Mizuho Financial Group, Inc.                 8.38                  -(d)         3,026
                                                                                     ---------------
                                                                                              12,824
                                                                                     ---------------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
   2,500       UBS Preferred Funding Trust II               7.25                  -(d)         2,349
                                                                                     ---------------
               MULTI-LINE INSURANCE (0.5%)
   3,000       ING Capital Funding Trust III                8.44                  -(d)         3,015
                                                                                     ---------------
               Total Financials                                                               18,188
                                                                                     ---------------

               INDUSTRIALS (0.3%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.3%)
   2,000       Siemens Finance (a)                          5.50          2/16/2012            2,061
                                                                                     ---------------
               Total Eurodollar and Yankee Obligations (cost: $25,931)                        24,823
                                                                                     ---------------

               ASSET-BACKED SECURITIES (20.2%)

               FINANCIALS (20.2%)
               ------------------
               ASSET-BACKED FINANCING (20.2%)
     473       Aerco Ltd. (a)                               3.24 (b)      7/15/2025              474
   1,400       AESOP Funding II, LLC (a)                    3.72          7/20/2009            1,394
     420       Airport Airplanes                            3.19 (b)      3/15/2019              378
   3,000       American Express Credit Account Master
                 Trust (a)                                  2.95 (b)      8/15/2011            2,926
   1,539       AmeriCredit Automobile Receivable Trust      5.31          1/06/2011            1,540
  10,000       ARG Funding Corp. (a)                        4.29          4/20/2011            9,523
   5,000       Arkle Master Issuer plc (a)                  3.33 (b)      2/17/2052            4,560
   3,678       Aviation Capital Group Trust, Notes
                 (INS)(a)                                   3.50 (b)      9/20/2033            3,682
   4,000       Banc of America Mortgage Securities, Inc.    4.15 (b)      7/25/2034            3,919

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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
$  2,000       Banc of America Securities Auto Trust        5.51%         2/19/2013    $       1,920
   2,000       Bank One Issuance Trust                      4.77          2/16/2016            1,585
   2,000       Cabela's Credit Card Master Note Trust (a)   5.26         10/15/2014            2,026
   3,000       Capital One Auto Finance Trust               5.29          5/17/2010            2,977
   1,266       Capital One Auto Finance Trust               5.33          5/17/2010            1,266
   1,500       Capital One Auto Finance Trust (INS)         4.71          6/15/2012            1,393
   2,000       Capital One Auto Finance Trust               2.75 (b)      5/15/2013            1,678
   4,700       Capital One Master Trust (a)                 6.70          6/15/2011            4,678
   2,100       CarMax Auto Owner Trust                      4.82         10/15/2011            2,093
   2,000       Caterpillar Financial Asset Trust            5.34          6/25/2012            2,008
   2,000       Caterpillar Financial Asset Trust (f)        4.94          4/25/2014            2,000
   3,000       CenterPoint Energy Transition Bond Co.,
                 LLC                                        4.19          2/01/2020            2,908
   2,000       Citibank Credit Card Issuance Trust          4.95         10/25/2010            1,996
   3,000       Citibank Credit Card Issuance Trust          5.15          3/07/2011            2,987
   1,000       Citibank Credit Card Issuance Trust          6.95          2/18/2014              925
     756       Citicorp Residential Mortgage Trust          5.82         11/25/2036              752
   3,007       CPS Auto Receivables Trust (a)               5.27         10/15/2010            2,974
   5,000       CPS Auto Receivables Trust (INS)(f)          6.48          7/15/2013            4,667
   3,000       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013            2,836
     999       E*Trade RV and Marine Trust                  3.62         10/08/2018              973
   3,000       Fifth Third Auto Trust                       4.81          1/15/2013            2,970
   2,000       GE Capital Credit Card Master Note Trust     2.83 (b)      9/15/2012            1,911
   1,578       GE Equipment Small Ticket, LLC (a)           4.62         12/22/2014            1,583
   3,000       Hertz Vehicle Financing, LLC                 5.08         11/25/2011            2,695
   2,215       Honda Auto Receivables Owner Trust           5.25          8/18/2009            2,224
   1,145       Honda Auto Receivables Owner Trust           4.85         10/19/2009            1,150
   1,521       HSBC Automotive Trust                        5.32          5/17/2010            1,527
   2,000       HSBC Automotive Trust                        4.94         11/19/2012            2,005
     897       Long Beach Acceptance Auto Receivables
                 Trust                                      4.05          4/15/2011              899
   4,000       Long Beach Acceptance Auto Receivables
                 Trust                                      5.50          5/15/2013            4,006
   3,500       MBNA Master Credit Card Note Trust (a)       6.65          8/15/2011            3,487
   2,000       MBNA Master Credit Card Note Trust           6.80          7/15/2014            1,815
   2,332       Nissan Auto Receivables Owner Trust          5.22          9/15/2009            2,342
   3,000       Nissan Auto Receivables Owner Trust          4.28          6/16/2014            2,925
   2,000       Rental Car Finance Corp. (INS)(a)            3.10 (b)      6/25/2009            1,998
   2,000       Rental Car Finance Corp. (a)                 3.04 (b)      7/25/2013            1,561
   1,631       Triad Auto Receivables Owners Trust          4.77          1/12/2011            1,617
     722       Triad Auto Receivables Owners Trust          5.26         11/14/2011              711
   4,000       UPFC Auto Receivables Trust                  5.75          9/15/2010            4,030
   2,752       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014            2,528
   1,037       Volkswagen Auto Loan Enhanced Trust          5.29          5/20/2009            1,040
   2,000       WFS Financial Owner Trust                    4.76          5/17/2013            1,880
                                                                                     ---------------
                                                                                             119,942
                                                                                     ---------------
               Total Financials                                                              119,942
                                                                                     ---------------

               INDUSTRIALS (0.0%)
               ------------------
               AIRLINES (0.0%)
     233       America West Airlines, Inc.                  6.85          7/02/2009              228
                                                                                     ---------------
               Total Asset-Backed Securities (cost: $122,181)                                120,170
                                                                                     ---------------

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                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE SECURITIES (25.9%)

               FINANCIALS (25.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (24.1%)
$  1,582       Banc of America Commercial Mortgage, Inc.    3.52%        11/10/2038    $       1,571
   1,410       Banc of America Commercial Mortgage, Inc.    4.99 (b)     11/10/2042            1,407
   2,011       Bear Stearns Commercial Mortgage Securities,
                 Inc.                                       4.00          3/13/2040            1,971
   3,000       Chase Commercial Mortgage Securities Corp.   7.73          1/15/2032            3,127
   2,986       Chase Commercial Mortgage Securities Corp.   7.32         10/15/2032            3,112
   3,291       Commercial Mortgage Asset Trust              6.64          1/17/2032            3,337
   2,000       Commercial Mortgage Trust                    7.64         11/17/2032            2,215
   2,000       Commercial Mortgage Trust                    4.58         10/15/2037            1,951
   1,997       Commercial Mortgage Trust (a)                4.02          3/03/2041            1,969
   1,000       Commercial Mortgage Trust (a)                5.15          5/10/2043            1,034
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp. (a)                       5.78         12/15/2035            1,918
   1,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.92          4/15/2037              908
   5,150       Credit Suisse First Boston Mortgage
                 Securities Corp.                           3.88         10/15/2039            5,107
   4,904       Credit Suisse First Boston Mortgage
                 Securities Corp.                           7.55          4/15/2062            5,076
   1,950       Deutsche Mortgage & Asset Receiving Corp.    7.50          6/15/2031            2,073
   1,000       Diversified REIT (a),(g)                     6.97          3/08/2010            1,030
     286       Diversified REIT (a)                         6.78          3/18/2011              287
   3,000       Diversified REIT (a),(g)                     6.78          3/18/2011            3,002
     924       DLJ Commercial Mortgage Corp.                7.30          6/10/2032              945
   5,000       DLJ Commercial Mortgage Corp.                7.97 (b)     10/10/2032            5,214
   2,000       First Union National Bank-Chase Manhattan
                 Bank Commercial Mortgage Trust             7.06          6/15/2031            2,042
     658       G-Force, LLC (a)                             4.39          8/22/2036              527
      55       G-Force, LLC (a)                             4.95         12/25/2039               55
     521       GE Commercial Mortgage Corp.                 4.17          7/10/2037              518
   4,000       Global Signal Trust III (a)                  5.36          2/15/2036            3,948
   5,000       GMAC Commercial Mortgage Security, Inc.      7.28 (b)      9/15/2033            5,106
   2,955       GS Mortgage Securities Corp. II (a)          6.21          2/14/2016            3,073
   2,546       GS Mortgage Securities Corp. II (a)          6.04          8/15/2018            2,601
   1,000       GS Mortgage Securities Corp. II              5.53          8/10/2038              908
   1,691       GS Mortgage Securities Corp. II              4.30          1/10/2040            1,660
   1,845       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           6.24          4/15/2035            1,875
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.82          9/12/2037            3,963
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043            1,961
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.79          6/12/2043            3,987
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.88 (b)      4/15/2045            2,001
   3,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.52          5/12/2045            2,967


8

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--------------------------------------------------------------------------------
                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
$ 3,000        J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.37%         5/15/2045   $        2,934
  2,000        LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016            2,103
    777        LB-UBS Commercial Mortgage Trust             6.27          6/15/2020              787
  1,500        LB-UBS Commercial Mortgage Trust             4.56          9/15/2026            1,491
  3,158        LB-UBS Commercial Mortgage Trust             5.02          2/15/2031            3,161
  2,359        Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031            2,425
  1,500        Merrill Lynch Mortgage Trust                 5.10 (b)      7/12/2038            1,287
  3,000        Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                             5.38          7/12/2046            2,945
  3,000        Morgan Stanley Dean Witter Capital I, Inc.   6.51          4/15/2034            3,118
  3,250        Morgan Stanley Dean Witter Capital I,
                 Inc. (a)                                   4.97          5/24/2043            3,239
    900        Morgan Stanley Dean Witter Capital I,
                 Inc. (a)                                   5.13          5/24/2043              895
  2,000        Mortgage Capital Funding, Inc.               7.09 (b)      6/18/2030            2,009
  2,497        Nationslink Funding Corp.                    6.32          1/20/2031            2,508
  3,300        Nationslink Funding Corp. (a)                6.80 (b)      1/20/2031            3,300
  2,000        Prudential Securities Secured Financing
                 Corp.                                      6.76          6/16/2031            1,986
  2,602        Salomon Brothers Mortgage Securities VII,
                 Inc.                                       7.46          7/18/2033            2,696
    401        Salomon Brothers Mortgage Securities VII,
                 Inc.                                       6.34         12/18/2033              402
  2,685        Salomon Brothers Mortgage Securities VII,
                 Inc.                                       4.47          3/18/2036            2,673
  2,000        SBA Trust (a)                                5.45         11/15/2036            1,937
  4,420        Structured Asset Securities Corp.            7.15         10/12/2034            4,645
    536        Trizechahn Office Properties Trust (a)       6.09          5/15/2016              561
  4,500        Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042            4,478
  2,000        Wachovia Bank Commercial Mortgage Trust      5.17 (b)     10/15/2044            1,983
  5,000        Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048            5,001
                                                                                     ---------------
                                                                                             143,010
                                                                                     ---------------
               ESCROWED BONDS (1.3%)
   4,000       Four Times Square Trust                      7.80          4/15/2015            4,323
   3,000       GS Mortgage Securities Corp. II (a)          6.77          5/03/2018            3,244
                                                                                     ---------------
                                                                                               7,567
                                                                                     ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
   9,250       Bear Stearns Commercial Mortgage Securities,
                 Inc., acquired 6/17/2004; cost $538(a),(h) 2.06          5/14/2016              176
  44,160       Credit Suisse First Boston Mortgage
                 Securities Corp., acquired 2/26/2004 and
                 8/30/2004; cost $1,976(a),(h)              0.84          1/15/2037            1,019
   8,957       Credit Suisse First Boston Mortgage
                 Securities Corp., acquired 6/17/2003 and
                 8/04/2005; cost $790(a),(h)                1.82          5/15/2038              260
  46,199       First Union National Bank Commercial
                 Mortgage Trust, acquired 6/06/2006;
                 cost $1,208(a),(h)                         0.96          2/12/2034              361
  10,107       Greenwich Capital Commercial Funding Corp.,
                 acquired 7/17/2003; cost $586(a),(h)       2.22          1/11/2035              300
  40,914       LB-UBS Commercial Mortgage Trust, acquired
                 5/20/2003 and 12/14/2007; cost
                 $1,295(a),(h)                              0.99          2/15/2037              837
                                                                                     ---------------
                                                                                               2,953
                                                                                     ---------------
               Total Financials                                                              153,530
                                                                                     ---------------
               Total Commercial Mortgage Securities (cost: $153,260)                         153,530
                                                                                     ---------------

                                                                               9

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--------------------------------------------------------------------------------
                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (6.2%)(I)

               COLLATERALIZED  MORTGAGE OBLIGATIONS (0.3%)
$  2,000       Freddie Mac (+)                              4.50%         1/15/2029   $        1,996
                                                                                     ---------------
               DEBENTURES (0.7%)
   4,000       Fannie Mae (+)                               5.42 (b)      2/17/2009            4,038
                                                                                     ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
  18,903       Government National Mortgage Assn.           1.74 (b)      7/16/2010              248
                                                                                     ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.1%)
   7,542       Fannie Mae (+)                               5.50         12/01/2020            7,702
   4,979       Fannie Mae (+)                               5.50          2/01/2023            5,076
   4,056       Freddie Mac (+)                              5.00          5/01/2020            4,090
   2,373       Freddie Mac (+)                              5.00          9/01/2020            2,393
   5,633       Freddie Mac (+)                              5.37 (b)      4/01/2035            5,660
   1,539       Freddie Mac (+)                              5.50         11/01/2018            1,575
   3,722       Freddie Mac (+)                              5.50          4/01/2021            3,793
                                                                                     ---------------
                                                                                              30,289
                                                                                     ---------------
               Total U.S. Government Agency Issues (cost: $36,097)                            36,571
                                                                                     ---------------

               MUNICIPAL BONDS (5.3%)

               AIRPORT/PORT (0.6%)
     990       Cleveland (INS)                              5.24          1/01/2017            1,014
   2,745       College Park Georgia (INS)                   5.66          1/01/2012            2,833
                                                                                     ---------------
                                                                                               3,847
                                                                                     ---------------
               APPROPRIATED DEBT (0.3%)
   1,630       Reeves County (INS)                          5.75          3/01/2012            1,627
                                                                                     ---------------
               COMMUNITY SERVICE (0.3%)
   1,500       American National Red Cross                  5.36         11/15/2011            1,550
                                                                                     ---------------
               ELECTRIC UTILITIES (0.5%)
   3,000       Mississippi Dev. Bank (INS)                  5.24          7/01/2011            3,073
                                                                                     ---------------
               ELECTRIC/GAS UTILITIES (0.5%)
   1,750       Energy Northwest                             5.23          7/01/2011            1,791
   1,121       Pedernales Electric Cooperative, Inc.
                 (INS)(a)                                   4.09         11/15/2012            1,128
                                                                                     ---------------
                                                                                               2,919
                                                                                     ---------------
               HOSPITAL (0.8%)
   1,000       Medical Univ. Hospital Facilities Auth.
                 (INS)                                      3.92          2/15/2009            1,000
   1,340       New Jersey Health Care Facilities Financing
                 Auth.                                      5.07          3/01/2009            1,360

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--------------------------------------------------------------------------------
                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------
$ 2,500        South Carolina Jobs EDA (INS)(c)             4.99% (b)     8/01/2035    $       2,500
                                                                                     ---------------
                                                                                               4,860
                                                                                     ---------------
               NURSING/CCRC (0.4%)
  2,000        Waco Health Facilities Development Corp.
                 (INS)                                      5.27          2/01/2016            2,101
                                                                                     ---------------
               SINGLE FAMILY HOUSING (0.5%)
  3,000        Housing Opportunities Commission of
                 Montgomery County                          5.23          1/01/2009            3,027
                                                                                     ---------------
               SPECIAL ASSESSMENT/TAX/FEE (1.4%)
  1,500        Charlotte                                    5.40         12/01/2008            1,520
    875        City and County of San Francisco
                 Redevelopment Financing Auth. (INS)        5.62          8/01/2016              910
  1,000        New York State Environmental Facilities
                 Corp. (INS)                                4.02         12/15/2009              998
  3,000        New York State Housing Finance Agency        5.17          9/15/2009            3,044
  1,000        New York State Housing Finance Agency        5.19          9/15/2011            1,022
  1,000        Short Pump Town Center Community Dev.
                 Auth. (a)                                  6.26          2/01/2009            1,018
                                                                                     ---------------
                                                                                               8,512
                                                                                     ---------------
               Total Municipal Bonds (cost: $30,947)                                          31,516
                                                                                     ---------------

               MONEY MARKET INSTRUMENTS (5.8%)

               COMMERCIAL PAPER (4.4%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               PACKAGED FOODS & MEAT (0.4%)
  2,621        Kraft Foods, Inc.                            2.81          5/01/2008            2,621
                                                                                     ---------------

               MATERIALS (4.0%)
               ----------------
               PAPER PACKAGING (4.0%)
 23,500        Sonoco Products Co.                          2.90          5/01/2008           23,500
                                                                                     ---------------
               Total Commercial Paper                                                         26,121
                                                                                     ---------------

               VARIABLE-RATE DEMAND NOTES (1.4%)

               MUNICIPAL BONDS (0.9%)
               ----------------------
               WATER/SEWER UTILITY (0.9%)
  5,000        Harrisburg Auth.  (INS)(NBGA)                6.00          7/15/2029            5,000
                                                                                     ---------------

               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
  3,000        Gulf Coast IDA Auth.                         6.85          5/01/2039            3,000
                                                                                     ---------------

                                                                              11

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--------------------------------------------------------------------------------
                     of INVESTMENTS (in thousands)
                     (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                 COUPON                             MARKET
 AMOUNT        SECURITY                                      RATE        MATURITY              VALUE
----------------------------------------------------------------------------------------------------

               Total Variable-Rate Demand Notes                                                8,000
                                                                                     ---------------
               Total Money Market Instruments
               (cost: $34,121)                                                                34,121
                                                                                     ---------------


               TOTAL INVESTMENTS (COST: $595,197)                                     $      594,026
                                                                                     ===============

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USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures contracts are valued at the last quoted sales price.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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                          (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $5,193,000 and $6,364,000, respectively, resulting in net unrealized depreciation of $1,171,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $593,655,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

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                          (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
REIT           Real estate investment trust



Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

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                          (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


(INS) Principal and interest payments are insured by one of the following: ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., or MBIA Insurance Corp.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Municipal Securities Purchase, Inc.


SPECIFIC NOTES


(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.
(c) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) At April 30, 2008, the aggregate market value of securities purchased on a when-issued basis was $1,999,000.
(f) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g) At April 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $2,953,000, which represented 0.5% of the Fund's net assets.

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                          (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.